Other financial liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Other financial liabilities [Text Block]

15. Other financial liabilities

	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative liabilities	$10,295	$2,634
Other financial liabilities at amortized cost	8,707	2,590
Embedded derivatives (note 26c)	9,074	7,201
	28,076	12,425

Non-current
Deferred Rosemont acquisition consideration (note 5)	24,491	-
Other financial liabilities at amortized cost	15,293	18,771
	39,784	18,771
	$67,860	$31,196

The derivative liabilities include derivative and hedging transactions. Derivative liabilities are carried at their fair value with changes in fair value recorded to the consolidated income statements. The fair value adjustments for hedging type derivatives are recorded in revenue. Fair value adjustments for embedded derivatives are recorded in other finance (gain) loss.

Other financial liabilities at amortized cost relate to agreements with communities near the Constancia operation which allow Hudbay to extract minerals over the useful life of the Constancia operation, carry out exploration and evaluation activities in the area and provide Hudbay with community support to operate in the region.